United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/2013

Date of Reporting Period: Quarter ended 01/31/2013

Item 1. Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—94.0%
		Basic Industry - Chemicals—1.3%
$540,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$580,901
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	368,300
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	525,246
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,355,005
640,000		RPM International, Inc., 6.50%, 2/15/2018	753,420
860,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,002,791
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	529,204
		TOTAL	5,114,867
		Basic Industry - Metals & Mining—5.5%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	545,905
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,144,568
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,448,522
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,121,131
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	317,144
930,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	946,023
505,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	513,230
400,000		ArcelorMittal, 6.125%, 6/1/2018	427,582
850,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	871,080
430,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	434,524
2,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	2,625,957
150,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	150,257
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,283,884
925,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	913,581
1,430,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,587,300
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	976,002
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,122,425
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	657,478
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	743,692
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	151,201
2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,557,933
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	555,912
		TOTAL	21,095,331
		Basic Industry - Paper—1.4%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	2,082,350
500,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	487,849
650,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	711,466
550,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	597,878
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,231,167
227,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	277,390
		TOTAL	5,388,100
		Capital Goods - Aerospace & Defense—0.4%
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	796,500
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	343,500
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	542,494
		TOTAL	1,682,494
1

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Building Materials—0.9%
$300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	$332,725
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,189,024
1,530,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,812,057
		TOTAL	3,333,806
		Capital Goods - Construction Machinery—0.4%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,387,016
		Capital Goods - Diversified Manufacturing—1.7%
615,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	617,325
560,000		Dover Corp., Note, 5.45%, 3/15/2018	668,858
510,000		Harsco Corp., 5.75%, 5/15/2018	558,756
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	528,332
544,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	544,797
550,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	699,057
1,680,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,872,688
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	864,500
		TOTAL	6,354,313
		Communications - Media & Cable—1.3%
770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	919,329
340,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	341,185
1,520,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,683,822
770,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	752,807
1,140,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,212,617
		TOTAL	4,909,760
		Communications - Media Noncable—2.0%
1,620,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,761,750
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	992,532
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	131,802
775,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	860,535
800,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	823,232
1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,927,651
1,210,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	1,181,134
		TOTAL	7,678,636
		Communications - Telecom Wireless—2.4%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	398,469
750,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	829,056
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	5,039,135
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,327,881
1,580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,613,801
		TOTAL	9,208,342
		Communications - Telecom Wirelines—2.2%
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,344,850
1,560,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,721,065
1,900,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	1,962,016
1,500,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	1,591,918
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	958,850
410,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	445,022
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	301,079
		TOTAL	8,324,800
2

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—4.8%
$1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	$1,044,016
1,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	1,488,735
1,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	1,214,164
1,500,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	1,416,334
1,300,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,284,344
2,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	2,043,786
370,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	380,057
575,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	614,377
520,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	534,789
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	1,633,824
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	3,636,215
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	151,732
990,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	1,040,861
1,650,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,695,192
		TOTAL	18,178,426
		Consumer Cyclical - Entertainment—0.7%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,867,308
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	598,191
290,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	312,840
		TOTAL	2,778,339
		Consumer Cyclical - Lodging—1.2%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,540,000
1,550,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,611,741
1,010,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	1,047,032
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	466,430
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,380
		TOTAL	4,668,583
		Consumer Cyclical - Retailers—0.5%
430,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	440,646
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.25%, 7/15/2013	572,600
309,683	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	339,987
540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	589,397
		TOTAL	1,942,630
		Consumer Cyclical - Services—0.9%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,456,175
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	551,961
400,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	488,684
		TOTAL	3,496,820
		Consumer Non-Cyclical - Food/Beverage—2.2%
800,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	860,738
2,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	2,247,736
525,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	526,842
1,000,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,088,309
2,010,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	2,162,479
750,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	904,705
640,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	691,569
		TOTAL	8,482,378
		Consumer Non-Cyclical - Health Care—0.7%
360,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	372,947
3

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Health Care—continued
$1,700,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	$1,703,371
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	601,656
		TOTAL	2,677,974
		Consumer Non-Cyclical - Pharmaceuticals—0.8%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,327,583
310,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	321,001
1,270,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	1,435,500
		TOTAL	3,084,084
		Consumer Non-Cyclical - Products—0.2%
800,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	802,891
		Consumer Non-Cyclical - Tobacco—0.1%
370,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	442,429
		Energy - Independent—2.0%
430,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	441,507
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	188,955
500,000		Petroleos Mexicanos, 6.50%, 6/2/2041	591,250
5,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	5,375,000
270,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	283,936
460,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	500,744
171,819	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	177,447
		TOTAL	7,558,839
		Energy - Integrated—1.7%
990,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,095,613
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	720,845
400,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	414,744
740,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	933,478
950,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	1,004,157
1,200,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,409,345
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	255,769
785,000		Phillips 66, Sr. Unsecd. Note, Series WI, 1.95%, 3/5/2015	801,103
		TOTAL	6,635,054
		Energy - Oil Field Services—1.1%
350,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	367,181
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	761,309
490,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	544,115
435,000	[1,2]	Schlumberger Investment SA, Company Guarantee, 1.95%, 9/14/2016	446,812
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	799,654
750,000		Weatherford International Ltd., 9.875%, 3/1/2039	1,077,727
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	56,414
		TOTAL	4,053,212
		Energy - Refining—0.8%
410,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	502,526
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,919,722
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	522,175
		TOTAL	2,944,423
		Financial Institution - Banking—17.5%
920,000	[1,2]	American Express Co., Sr. Unsecd. Note, Series 144A, 2.65%, 12/2/2022	895,198
1,550,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,701,536
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	8,462,568
4

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	$2,196,009
2,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,950,801
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,020,455
1,700,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	1,691,500
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,280,901
1,000,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	1,077,466
940,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,032,756
710,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	779,070
400,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	435,118
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	3,218,886
675,000		City National Corp., Note, 5.25%, 9/15/2020	741,100
1,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,861,492
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	885,605
2,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	2,615,345
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,324,026
2,100,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	2,189,130
1,300,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,299,923
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	773,908
210,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	255,157
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,832,420
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,188,300
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, Series MTN, 5.45%, 7/15/2014	1,057,215
1,440,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,503,924
3,360,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,550,646
760,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	830,879
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,608,338
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	664,585
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	3,143,713
1,960,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.854%, 11/9/2022	1,934,610
1,230,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,248,734
1,784,820	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,258,477
1,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,938,608
370,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	395,950
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	474,566
2,300,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	2,474,984
2,280,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,851,981
71,418	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	72,265
		TOTAL	66,718,145
		Financial Institution - Brokerage—5.9%
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,555,374
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	658,840
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,179,056
760,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	930,912
3,000,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	3,009,195
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	2,280,202
885,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,008,405
500,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.50%, 1/20/2043	510,984
490,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	561,050
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,670,656
5

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Brokerage—continued
$515,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 5/21/2019	$566,129
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,505,629
390,000		Nuveen Investments, 5.50%, 9/15/2015	380,250
1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,236,968
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	73,240
1,200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,344,396
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,947,100
		TOTAL	22,418,386
		Financial Institution - Finance Noncaptive—4.8%
437,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	575,151
1,403,000	[1,2]	Discover Financial Services, Series 144A, 3.85%, 11/21/2022	1,428,424
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,601,724
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,120,693
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	4,950,120
1,800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,050,670
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,142,000
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.54%, 12/21/2065	400,000
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	571,450
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	3,594,680
		TOTAL	18,434,912
		Financial Institution - Insurance - Health—0.1%
279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	350,873
		Financial Institution - Insurance - Life—4.8%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,557,172
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,299,615
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	1,058,639
1,300,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	1,369,750
2,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,452,848
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,234,096
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	256,130
1,000,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	1,134,296
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	2,768,140
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	431,900
800,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	815,691
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	750,686
375,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	371,633
420,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	424,833
400,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	497,433
380,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	485,068
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,292,641
		TOTAL	18,200,571
		Financial Institution - Insurance - P&C—2.7%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	698,962
690,000		CNA Financial Corp., 6.50%, 8/15/2016	796,427
770,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	895,049
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	151,135
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	746,064
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	685,285
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	456,962
6

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - P&C—continued
$220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	$239,401
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,461,594
1,700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,484,047
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	225,680
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,612,500
		TOTAL	10,453,106
		Financial Institution - REITs—3.1%
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	737,195
300,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	304,885
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	642,625
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,384,264
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	491,401
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,834,589
700,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	689,417
1,120,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	1,373,646
1,310,000		ProLogis Inc., Sr. Unsecd. Note, 7.625%, 8/15/2014	1,427,746
1,180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,433,017
370,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	406,513
		TOTAL	11,725,298
		Municipal Services—0.4%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	564,894
960,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	994,570
		TOTAL	1,559,464
		Sovereign—0.8%
1,630,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,727,546
425,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	464,253
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	903,529
		TOTAL	3,095,328
		Technology—4.6%
580,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	572,474
350,000		BMC Software, Inc., 7.25%, 6/1/2018	414,027
960,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	957,993
560,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	579,327
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,986,145
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,852,704
1,220,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	1,196,221
1,200,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,235,888
1,760,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	1,833,946
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	949,643
250,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	282,145
1,870,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,232,423
755,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	762,855
455,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	471,581
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	357,994
850,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	904,147
645,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	655,352
450,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	468,985
		TOTAL	17,713,850
7

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Transportation - Airlines—0.8%
$425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	$485,311
2,460,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,704,896
		TOTAL	3,190,207
		Transportation - Railroads—0.1%
471,816		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	559,666
		Transportation - Services—1.6%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,004,697
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,077,779
1,220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	1,353,287
1,100,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,159,121
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	531,374
1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,058,132
		TOTAL	6,184,390
		Utility - Electric—5.8%
1,135,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	1,121,734
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	506,779
1,090,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,311,657
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	2,732,538
770,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	805,401
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,085,131
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,752,268
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	463,285
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	300,642
2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,349,825
325,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	352,564
590,656	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	638,769
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	711,491
1,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,008,665
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,696,203
430,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	455,315
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	582,659
800,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	896,902
1,140,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	1,197,430
		TOTAL	21,969,258
		Utility - Natural Gas Distributor—0.4%
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	337,275
1,035,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	1,124,881
		TOTAL	1,462,156
		Utility - Natural Gas Pipelines—3.4%
740,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	792,149
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	966,537
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,019,576
2,050,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	2,227,219
1,860,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,249,153
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	414,268
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,551,746
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	908,036
8

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Pipelines—continued
$680,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	$673,821
2,060,000		Williams Partners LP, 5.25%, 3/15/2020	2,360,729
		TOTAL	13,163,234
		TOTAL CORPORATE BONDS (IDENTIFIED COST $328,489,732)	359,422,391
		MUNICIPAL BOND—0.5%
		Municipal Services—0.5%
1,830,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $1,830,000)	1,832,837
		FOREIGN Governments/Agencies—1.1%
		Sovereign—1.1%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	358,720
1,340,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	1,581,200
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,023,570
1,000,000		United Mexican States, Note, 5.625%, 1/15/2017	1,161,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,626,660)	4,124,990
		U.S. Treasury—1.3%
5,000,000		United States Treasury Note, 0.750%, 10/31/2017 (IDENTIFIED COST $5,028,041)	4,982,851
		MUTUAL FUND—2.1%
7,974,882	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	7,974,882
		TOTAL INVESTMENTS-99.0% (IDENTIFIED COST $346,949,315)[6]	378,337,951
		OTHER ASSETS AND LIABILITIES - NET—1.0%[7]	3,941,125
		TOTAL NET ASSETS—100%	$382,279,076
At January 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
8U.S. Treasury Bond 30-Year Short Futures	15	$2,152,031	March 2013	$87,037
8U.S. Treasury Bond Ultra Long Short Futures	120	$18,783,750	March 2013	$1,081,605
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,168,642
The average notional value of long and short futures contracts held by the Fund throughout the period was $11,023,281 and $38,999,766, respectively. This is based on the contracts held as of each month-end throughout the nine month period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities - Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $93,439,155, which represented 24.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $90,279,206, which represented 23.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,867,308
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,292,641
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Affiliated holding.
9

5	7-Day net yield.
6	At January 31, 2013, the cost of investments for federal tax purposes was $346,949,315. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $31,388,636. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,522,480 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,133,844.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts.
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
10

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$358,163,914	$1,258,477[1]	$359,422,391
Municipal Bond	—	1,832,837	—	1,832,837
Foreign Governments/Agencies	—	4,124,990	—	4,124,990
U.S. Treasury	—	4,982,851	—	4,982,851
Mutual Fund	7,974,882	—	—	7,974,882
TOTAL SECURITIES	$ 7,974,882	$369,104,592	$1,258,477	$378,337,951
OTHER FINANCIAL INSTRUMENTS*	$1,168,642	$—	$—	$1,168,642
1	Includes $1,570,476 of a corporate bond security transferred from Level 2 to Level 3 because the Adviser determined, based on an analysis of the valuation inputs, that this security more appropriately meets the definition of Level 3. This transfer represents the value of the security at the beginning of the period.
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
11
Federated Short-Term Income Fund
Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount or Shares			Value
		Adjustable Rate Mortgages—0.4%
		Federal Home Loan Mortgage Corporation—0.1%
$16,143	[1]	FHLMC ARM 390260, 2.427%, 10/01/2030	$16,709
45,783	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	50,096
9,640	[1]	FHLMC ARM 420196, 5.314%, 11/01/2030	10,549
26,510	[1]	FHLMC ARM 606116, 2.166%, 9/1/2019	27,092
760,654	[1]	FHLMC ARM 780443, 2.160%, 3/01/2033	802,908
27,992	[1]	FHLMC ARM 785167, 2.143%, 12/01/2018	28,551
		TOTAL	935,905
		Federal National Mortgage Association—0.3%
23,966	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	26,224
641,794	[1]	FNMA ARM 544843, 2.810%, 10/01/2027	680,178
420,208	[1]	FNMA ARM 544852, 2.834%, 4/01/2028	445,861
663,216	[1]	FNMA ARM 544884, 2.815%, 5/01/2034	707,433
864,599	[1]	FNMA ARM 556379, 1.572%, 5/01/2040	880,915
271,788	[1]	FNMA ARM 556388, 1.572%, 5/01/2040	276,949
1,481,222	[1]	FNMA ARM 618128, 2.261%, 8/01/2033	1,545,804
		TOTAL	4,563,364
		Government National Mortgage Association—0.0%
15,406	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	15,838
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,329,557)	5,515,107
		Asset-Backed Securities—36.8%
		Auto Receivables—18.4%
3,000,000	[1]	Ally Master Owner Trust 2011-3 A1, Class A1, 0.836%, 5/15/2016	3,003,431
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,059,176
3,000,000	[1,2,3]	Ally Master Owner Trust 2012-3, Class D, 2.556%, 6/15/2017	3,005,534
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,815,618
3,557,592		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	3,578,834
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,635,596
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	549,646
8,783	[1]	Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	8,793
5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	5,183,794
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,868,893
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,063,435
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,592,492
5,000,000		Americredit Automobile Receivables Trust 2012-5, Class C, 1.69%, 11/8/2018	5,019,195
10,000,000	[1]	BMW Vehicle Lease Trust 2012-1, Class A4, 0.93%, 9/21/2015	10,043,850
5,000,000		BMW Vehicle Lease Trust 2013-1, Class A4, 0.66%, 6/20/2016	5,007,325
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,352,080
129,870		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	129,961
7,500,000	[1]	Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	7,505,194
9,000,000	[2,3]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	9,043,785
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,676,883
10,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	10,102,916
5,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 2/15/2016	5,051,500
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,021,957

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Auto Receivables—continued
$10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	$10,536,974
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,083,908
4,913,527	[1,2,3]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.02%, 8/15/2014	4,931,535
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,367,375
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,121,245
5,138,240	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.206%, 9/20/2016	5,149,030
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,041,195
9,000,000	[1,2,3]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	9,088,155
18,387	[1]	Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	18,401
5,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	4,991,623
5,073,000	[1,2,3]	Navistar Financial 2012-A Owner Trust, Class D, 3.29%, 1/18/2019	5,083,949
8,120,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2011-1, Class C, 2.704%, 10/25/2016	8,184,870
2,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	2,014,390
3,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2011-1 A, Class A4, 1.26%, 11/20/2017	3,025,605
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.456%, 3/14/2018	5,105,450
218,564	[1,2,3]	SMART Series 2011-2US Trust, Class A2B, 0.956%, 11/14/2013	218,621
3,500,000	[1,2,3]	SMART Series 2012-1US Trust, Class A3B, 1.106%, 5/14/2016	3,524,850
6,000,000	[1]	Santander Drive Auto Receivables Trust 2012-4, Class B, 1.83%, 3/15/2017	6,086,789
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,603,215
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.885%, 9/20/2016	5,538,469
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	4,056,260
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	4,070,460
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,515,213
		TOTAL	236,677,470
		Credit Card—7.1
4,990,000	[1,2,3]	ARRAN Cards Funding PLC 2012-1A, Class A1, 0.906%, 7/15/2015	4,990,798
4,500,000	[1]	BA Credit Card Trust, Series B4, 5.45%, 9/18/2013	7,282,888
10,000,000	[1]	Bank of America Credit Card Trust 2006-C5, Class C5, 0.606%, 1/15/2016	9,976,060
10,000,000	[1]	Bank of America Credit Card Trust 2008-C5, Class C5, 4.956%, 3/15/2016	10,255,658
3,799,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	3,854,236
12,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 2.956%, 8/15/2018	13,239,906
7,000,000	[1,2,3]	Golden Credit Card Trust 2012-3A, Class A, 0.656%, 7/17/2017	7,043,225
8,000,000	[1,2,3]	Gracechurch Card PLC 2011-5A, Class A, 0.756%, 4/15/2015	8,010,704
2,000,000	[1]	MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.626%, 7/15/2015	2,001,269
10,000,000	[1,2,3]	Penarth Master Issuer PLC, Class A1, 0.776%, 3/18/2014	10,002,100
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2011-1A, Class A, 0.956%, 9/15/2016	7,039,760
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2012-1A, Class A, 1.006%, 6/17/2019	7,008,260
		TOTAL	90,704,864
		Equipment Lease—3.4%
3,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class A3, 1.10%, 8/22/2016	3,013,836
4,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class B, 1.69%, 8/22/2016	4,033,150
8,618,381	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.386%, 8/18/2021	8,449,391
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,048,514
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,536,708
6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.775%, 2/20/2017	6,038,102
4,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.695%, 6/20/2017	4,016,631
334,604	[2,3]	GE Equipment Midticket LLC Series 2010-1, Class A3, 0.94%, 7/14/2014	335,744
2,394,176	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	2,401,498
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,509,746

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Equipment Lease—continued
$3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	$3,165,965
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,026,798
2,800,000	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.27%, 9/15/2015	2,815,906
		TOTAL	44,391,989
		Home Equity Loan—0.9%
644,722	[1]	Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 0.564%, 7/25/2035	618,023
103,944	[1]	Carrington Mortgage Loan Trust, Class A2, 0.304%, 5/25/2036	103,922
3,897,378	[1]	Carrington Mortgage Loan Trust, Class A3, 0.384%, 2/25/2036	3,674,155
17,034	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.686%, 1/15/2028	11,802
62,576	[1]	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF12, Class A2B, 0.464%, 11/25/2036	59,515
387,456	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.574%, 3/25/2034	387,500
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,663,407
613,599	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.224%, 11/25/2034	547,405
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	35,884
381,245		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.640%, 12/25/2035	381,442
126,852	[1,2,3]	Quest Trust 2004—X1, Class A, 0.534%, 3/25/2034	125,136
2,997,344		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,839,756
211,810		Residential Asset Mortgage Products 2004-RS12, Class AI4, 4.62%, 3/25/2033	211,800
359,505	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.354%, 5/25/2036	359,087
		TOTAL	11,018,834
		Manufactured Housing—0.0%
222,623		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	226,304
		Other—7.0%
3,932,210	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.518%, 6/14/2037	3,580,769
3,429,713	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.468%, 5/10/2032	3,305,386
3,660,682	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.101%, 2/25/2043	3,700,272
2,755,558	[1]	Educational Funding of the South, Inc. 2011-1, Class A1, 0.851%, 10/25/2021	2,767,753
11,500,000	[2,3]	Enterprise Fleet Financing, LLC Series 2012-1, Class A2, 1.14%, 11/20/2017	11,589,987
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.301%, 10/25/2025	5,072,500
12,000,000	[1,2,3]	PFS Financing Corp. 2012-AA, Class A, 1.406%, 2/15/2016	12,084,636
1,643,296	[1,2,3]	SLM Student Loan Trust 2010-C, Class A1, 1.856%, 12/15/2017	1,649,276
4,089,738	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.804%, 11/25/2027	4,120,577
3,490,596	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.206%, 10/15/2024	3,519,050
1,591,410	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.606%, 8/15/2025	1,616,454
6,097,751	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.306%, 12/15/2021	6,154,048
6,639,513	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.306%, 8/15/2023	6,706,171
3,046,715	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	3,167,971
1,954,044	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	2,001,032
2,352,170	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,405,893
2,438,133	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	2,451,497
9,250,000	[2,3]	Textainer Marine Containers Ltd. 2012-1A, Class A, 4.21%, 4/15/2027	9,537,543
4,666,667	[2,3]	Triton Container Finance LLC 2012-1A, Class A, 4.21%, 5/14/2027	4,853,714
		TOTAL	90,284,529
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $460,783,797)	473,303,990
		Collateralized Mortgage Obligations—14.6%
		Commercial Mortgage—3.8%
3,702,731		Bank of America Commercial Mortgage, Inc., Class A3, 5.449%, 1/15/2049	3,820,384
584,109		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	598,010
3,659,925	[1,2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,850,785

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Commercial Mortgage—continued
$2,085,792	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	$2,098,870
2,310,000		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	2,304,713
6,236,895	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	6,717,642
164,225		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	237
3,887,686	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	4,169,143
5,200,638	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,517,501
4,360,280		JP Morgan Chase Commercial Mortgage Securities 2012-C6, Class A1, 1.031%, 5/15/2045	4,388,906
1,979,181	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	2,027,756
99,586	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.652%, 6/11/2042	101,041
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,875,917
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.406%, 6/15/2045	5,120,033
		TOTAL	48,590,938
		Federal Home Loan Mortgage Corporation—1.4%
2,182		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	2,330
4,953		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	5,006
32,292		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	34,269
52,302		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	58,433
38,888		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	41,214
354,433	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.556%, 2/15/2018	355,368
51,139		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	52,294
141,273		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	146,933
150,557		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	160,909
182,323		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	199,069
3,181,152	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.506%, 2/15/2036	3,174,115
428,499	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.666%, 2/15/2034	430,166
1,989,498	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.606%, 7/15/2036	1,991,356
924,964	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.956%, 7/15/2036	935,823
8,486,271		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	8,887,792
1,713,534	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.116%, 7/15/2037	1,744,588
201,073	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.500%, 9/25/2043	226,913
		TOTAL	18,446,578
		Federal National Mortgage Association—2.4%
84,731		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	99,101
2,680		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	3,087
61,551		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	69,853
55,286	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	62,173
3,993	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	4,151
16,881		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	18,915
77		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	77
362,297		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	413,362
26,523		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	28,251
147,576	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.704%, 9/25/2032	148,653
49,166		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	52,191
1,002	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.554%, 9/25/2032	1,003
80,637		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	83,171
1,064,100	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.634%, 6/25/2036	1,067,351
5,542,584	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.654%, 7/25/2037	5,569,317
907,584	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.204%, 6/25/2037	927,628
1,137,990	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.004%, 5/25/2039	1,151,610

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Federal National Mortgage Association—continued
$393,200	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.704%, 8/25/2039	$394,753
1,500,598	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.054%, 4/25/2037	1,526,094
2,867,010	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.744%, 7/25/2037	2,884,249
7,601,893	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.654%, 3/25/2041	7,614,594
8,745,622	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.604%, 2/25/2042	8,763,084
99,808		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	109,165
90,021		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	102,280
		TOTAL	31,094,113
		Government Agency—0.3%
2,714,996	[1]	NCUA Guaranteed Notes 2010-C1, Class A1, 0.711%, 10/29/2020	2,763,781
1,545,938	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.658%, 1/8/2020	1,552,943
		TOTAL	4,316,724
		Non-Agency Mortgage—6.7%
272,562	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	278,336
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-2A, Class 1A1, 1.711%, 5/17/2060	5,030,829
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 2.011%, 5/17/2060	5,146,725
1,415,490	[1,2,3]	Arran Residential Mortgages Funding Series 2011-1A, Class A1C, 1.511%, 11/19/2047	1,417,900
21,237	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.169%, 3/25/2033	21,459
140,227	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.613%, 2/3/2029	49,299
329,921	[1]	Chaseflex Trust 2006-1, Class A2A, 5.638%, 6/25/2036	330,015
53,230		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	55,955
3,195,028	[1,2,3]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.00%, 6/25/2042	3,265,154
11,901,733	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.703%, 10/18/2054	12,066,918
73,930	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	52,490
4,416,408	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.704%, 10/15/2054	4,457,815
3,664,820	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.654%, 10/15/2054	3,703,133
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A2, 1.954%, 10/15/2054	4,102,417
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.474%, 2/25/2037	277,843
5,000,000	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.711%, 12/22/2054	5,108,327
4,000,000	[1,2,3]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.704%, 7/15/2042	4,043,854
368,399		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.644%, 9/25/2034	313,701
111,019		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	123,275
6,084	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 1.445%, 1/28/2027	5,436
496,378		Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	505,031
2,287,709		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,323,294
2,445,341		Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	2,509,208
1,185,721		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,219,379
8,373,658		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	8,366,036
4,200,000		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	4,261,110
5,000,000	[1]	Sequoia Mortgage Trust 2013-2, Class A1, 1.874%, 2/25/2043	5,000,000
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.702%, 1/21/2055	9,076,562
1,000,000	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 1.852%, 1/21/2055	1,023,719
355,473		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	408,078
945,778	[1]	Washington Mutual 2006-AR15, Class 1A, 1.006%, 11/25/2046	771,548
998,552	[1]	Washington Mutual 2006-AR17, Class 1A, 0.992%, 12/25/2046	754,610
87,071	[1]	Wells Fargo Mortgage-Backed Securities Trust 2004-I, Class 1A1, 2.791%, 7/25/2034	91,217
		TOTAL	86,160,673
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $188,015,920)	188,609,026

Principal Amount or Shares			Value
		Corporate Bonds—29.6%
		Basic Industry - Chemicals—0.9%
$5,000,000		Dow Chemical Co., Sr. Unsecd. Note, 5.90%, 2/15/2015	$5,509,425
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,676,722
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,044,089
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,005,397
		TOTAL	11,235,633
		Basic Industry - Metals & Mining—2.4%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,643,930
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.15%, 9/27/2013	4,027,792
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,096,308
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,010,522
2,000,000	[1]	ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	2,256,140
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,065,226
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,317,020
7,000,000	[2,3]	Xstrata Finance (Canada) Ltd., Series 144A, 2.85%, 11/10/2014	7,195,580
		TOTAL	30,612,518
		Capital Goods - Diversified Manufacturing—0.6%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,524,607
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,113,328
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,097,054
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,015,764
		TOTAL	7,750,753
		Communications - Media & Cable—1.0%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,134,207
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,805,352
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,419,839
		TOTAL	13,359,398
		Communications - Media Noncable—0.1%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,500,000
		Communications - Telecom Wireless—0.9%
7,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	7,584,247
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,190,978
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,091,568
		TOTAL	11,866,793
		Communications - Telecom Wirelines—1.0%
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,839,630
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,042,632
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,580,522
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,057,604
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,000,000
		TOTAL	12,520,388
		Consumer Cyclical - Automotive—1.7%
6,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.92%, 3/28/2014	6,017,640
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,305,889
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,080,664
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,785,505
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, Series 144A, 1.625%, 8/12/2013	5,029,750
		TOTAL	22,219,448
		Consumer Cyclical - Entertainment—0.8%
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,045,535

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Entertainment—continued
$5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	$4,970,570
		TOTAL	10,016,105
		Consumer Cyclical - Retailers—0.1%
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	670,122
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,010,081
		TOTAL	1,680,203
		Consumer Cyclical - Services—0.2%
2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	2,006,162
		Consumer Non-Cyclical - Food/Beverage—2.2%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	1,075,922
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,069,939
3,920,000		Coca-Cola Enterprises, Inc., 7.375%, 3/3/2014	4,206,501
3,000,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,010,569
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,504,985
2,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,034,614
1,425,000	[2,3]	Miller Brewing Co., Note, Series 144A, 5.50%, 8/15/2013	1,462,728
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,318,801
4,600,000	[2,3]	SABMiller PLC, Note, Series 144A, 6.50%, 7/1/2016	5,367,593
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,294,175
		TOTAL	28,345,827
		Consumer Non-Cyclical - Health Care—0.1%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	531,785
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,001,983
		TOTAL	1,533,768
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,560,320
		Consumer Non-Cyclical - Products—0.1%
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	929,551
		Consumer Non-Cyclical - Supermarkets—0.1%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,180,413
		Consumer Non-Cyclical - Tobacco—0.3%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,338,130
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,121,474
		TOTAL	3,459,604
		Energy - Independent—0.3%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,500,000
		Energy - Integrated—2.5%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,338,240
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,989,134
10,000,000		Hess Corp., 7.00%, 2/15/2014	10,600,430
2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	2,966,923
4,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,510,812
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,178,008
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,080,084
		TOTAL	32,663,631
		Energy - Oil Field Services—0.6%
333,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	347,020
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note - Sr. Note, Series 144A, 0.861%, 9/12/2014	2,013,020

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Oil Field Services—continued
$5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	$4,972,665
		TOTAL	7,332,705
		Financial Institution - Banking—5.1%
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,317,318
8,650,000		Bank of America Corp., Note, 4.50%, 4/1/2015	9,212,899
6,333,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	6,864,003
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,009,128
5,500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	5,748,011
5,600,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	5,835,032
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,062,298
5,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	5,212,215
3,000,000	[1]	J.P. Morgan Chase & Co., Floating Rate Note - Sr. Note, Series MTN, 1.058%, 5/2/2014	3,025,074
3,000,000	[1]	Morgan Stanley, Floating Rate Note - Sr. Note, Series FRN, 1.902%, 1/24/2014	3,024,132
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,279,786
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,050,709
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,063,839
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,102,452
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,095,888
1,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	1,000,522
5,000,000		Wachovia Corp., Sub., 5.25%, 8/1/2014	5,326,110
3,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series FRN, 1.23%, 6/26/2015	3,039,501
3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	3,087,444
		TOTAL	65,356,361
		Financial Institution - Brokerage—0.1%
1,750,000	[1]	BlackRock, Inc., Floating Rate Note - Sr. Note, 0.612%, 5/24/2013	1,751,683
		Financial Institution - Finance Noncaptive—1.3%
1,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	1,037,211
1,250,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	1,266,719
2,000,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.125%, 2/11/2013	2,000,606
3,000,000	[1]	General Electric Capital Corp., Floating Rate Note - Sr. Note, 1.155%, 1/7/2014	3,025,011
6,000,000	[1]	General Electric Capital Corp., Floating Rate Note - Sr. Note, Series MTN, 1.002%, 4/24/2014	6,049,416
4,000,000		MBNA Corp., Note, 6.125%, 3/1/2013	4,016,108
		TOTAL	17,395,071
		Financial Institution - Insurance - Health—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.214%, 7/15/2027	702,500
		Financial Institution - Insurance - Life—1.2%
3,580,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	3,682,019
4,000,000	[1]	MetLife, Inc., Floating Rate Note - Sr. Note, 1.563%, 8/6/2013	4,024,804
2,000,000	[1,2,3]	New York Life Global Funding, Floating Rate Note - Sr. Secured Note, Series 144A, 0.565%, 4/4/2014	2,007,802
5,500,000	[2,3]	New York Life Global Funding, Sr. Secd. Note, Series 144A, 1.85%, 12/13/2013	5,563,107
		TOTAL	15,277,732
		Financial Institution - Insurance - P&C—0.5%
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, Series FRN, 1.01%, 8/15/2014	2,020,042
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	5,108,746
		TOTAL	7,128,788
		Financial Institution - REITs—0.8%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 4/15/2014	1,844,682
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,197,795
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,380,085

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - REITs—continued
$2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	$2,006,786
		TOTAL	10,429,348
		Technology—2.2%
7,850,000	[1]	Cisco Systems, Inc., Floating Rate Note - Sr. Note, 0.560%, 3/14/2014	7,871,101
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,258,859
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,000,438
8,184,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	8,207,103
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,179,380
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	2,007,874
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,030,707
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,261,054
		TOTAL	28,816,516
		Transportation - Services—0.3%
4,000,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.125%, 5/11/2015	4,150,360
		Utility - Diversified—0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,112,832
		Utility - Electric—1.5%
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 1.80%, 3/15/2014	2,026,914
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,051,425
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	503,097
1,000,000	[2,3]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	1,045,975
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,033,458
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,147,442
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,041,782
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,336,649
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,216,620
1,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	1,506,345
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	2,011,770
		TOTAL	19,921,477
		Utility - Natural Gas Pipelines—0.3%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,069,757
3,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	2,995,728
		TOTAL	4,065,485
		TOTAL CORPORATE BONDS (IDENTIFIED COST $382,041,844)	382,381,373
		Mortgage-Backed Securities—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
18,901		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	20,536
22,435		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	24,975
68,935		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	73,818
8,745		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	9,374
		TOTAL	128,703
		Federal National Mortgage Association—0.0%
9,803		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	10,452
8,073		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	8,411
12,917		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	13,994
82,558		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	94,058
		TOTAL	126,915

Principal Amount or Shares			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—0.0%
$49,522		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	$56,992
9,396		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	11,060
107		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	107
		TOTAL	68,159
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $300,702)	323,777
		U.S. Treasury—4.0%
15,000,000		United States Treasury Note, 1.00%, 3/31/2017	15,193,594
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,349,506
5,000,000		United States Treasury Note, 2.50%, 3/31/2015	5,238,460
20,000,000		United States Treasury Note, 2.50%, 4/30/2015	20,982,466
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,243,784)	51,764,026
		MUTUAL FUNDS—14.1%[5]
819,989		Emerging Markets Fixed Income Core Fund	28,393,056
2,836,607		Federated Bank Loan Core Fund	29,160,325
3,804,263		Federated Mortgage Core Portfolio	38,575,230
60,588,105	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	60,588,105
625,542		Federated Project and Trade Finance Core Fund	6,117,801
2,794,860		High Yield Bond Portfolio	18,809,409
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $178,476,982)	181,643,926
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $1,265,192,586)[7]	1,283,541,225
		OTHER ASSETS AND LIABILITIES - NET—0.5%[8]	5,939,454
		TOTAL NET ASSETS—100%	$1,289,480,679
At January 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(227,876)
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $263,041. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
At January 31, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs and Co.
Reference Entity	Series 19 High Yield CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	5.00%
Expiration Date	12/20/2017
Implied Credit Spread at 1/31/2013[9]	5.02%
Notional Amount	$8,000,000
Market Value	$180,706
Upfront Premiums Paid	$187,500
Unrealized Depreciation	$(6,794)
The average notional amount of Swap contracts held by the Fund throughout the period was $1,800,000. This is based on amounts held as of each month-end throughout the nine month fiscal period.

Unrealized Depreciation on Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $435,779,681, which represented 33.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $435,636,572, which represented 33.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.613%, 2/3/2029	7/9/1999	$114,789	$49,299
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$74,415	$52,490
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$35,884
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 1.445%, 1/28/2027	2/5/1998	$38,034	$5,436
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated holdings.
6	7-Day net yield.
7	At January 31, 2013, the cost of investments for federal tax purposes was $1,265,223,802. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized net appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; and c) swap contracts was $18,317,423. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,932,514 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,615,091.
8	Assets, other than investments in securities, less liabilities.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts.
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$5,515,107	$—	$5,515,107
Asset-Backed Securities	—	464,637,806[2]	8,666,184	473,303,990
Collateralized Mortgage Obligations	—	183,501,801	5,107,225	188,609,026
Corporate Bonds	—	382,381,373	—	382,381,373
Mortgage-Backed Securities	—	323,777	—	323,777
U.S. Treasury	—	51,764,026	—	51,764,026
Mutual Funds	175,526,125	6,117,801	—	181,643,926
TOTAL SECURITIES	$175,526,125	$1,094,241,691	$13,773,409	$1,283,541,225
OTHER FINANCIAL INSTRUMENTS[3]	$—	$(47,170)	$—	$(47,170)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $7,000,000 of asset-backed securities transferred from Level 3 to Level 2 because observable market data was obtained for securities. These transfers represent the value of the securities at the beginning of the period.
3	Other financial instruments include foreign exchange contracts and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Collateralized Mortgage Obligations
Balance as of May 1, 2012	$25,557,905	$132,279
Realized gain (loss)	(4,607)	1,948
Change in unrealized appreciation (depreciation)	125,300	19,919
Purchases	5,000,000	4,999,863
(Sales)	(15,012,414)	(46,784)
Transfers out of Level 3	(7,000,000)	—
Balance as of January 31, 2013	$8,666,184	$5,107,225
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2013.	$126,658	$(17,757)
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
13

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2013